CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share capital	$ 6,507,198	$ 6,047,999
Working capital deficiency	$ (337,589)